Subsequent Events - Additional Information (Details)			12 Months Ended
	Jun. 13, 2025 shares	Apr. 08, 2025 shares $ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Stock Options, Forfeited			29,435
Stock Options, Exercisable			87,372	2,166
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Stock Options, Granted		214,500
Stock Options, Exercise price, Granted | $ / shares		$ 0.88
Vesting period		3 years
Stock Options, Forfeited	157,250
Stock Options, Exercisable	61,500
Exercise period	90 days